Redeemable noncontrolling interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance as of January 1	¥ 3,939,646	¥ 1,697,718
Issuance of shares of the Group’s subsidiaries	1,353,293	2,036,641
Conversion of redeemable noncontrolling interests to ordinary shares	(5,323,103)	0
Accretion to redeemable noncontrolling interests	332,117	205,287	¥ 113,810
Balance as of December 31	¥ 301,953	¥ 3,939,646	¥ 1,697,718